                                THE VALIANT FUND




















                                  ANNUAL REPORT
                                August 31, 1999

VALIANT U.S. TREASURY MONEY MARKET
Schedule of Investments
August 31, 1999


                 PAR          SECURITY                                                                                     VALUE
                VALUE        DESCRIPTION                                                                                  (NOTE 1)
                -----        -----------                                                                                  --------

U.S. TREASURY BILLS (a)  (32.5%):
             $10,000,000     4.46%, 10/14/99                                                                             $9,948,579
              25,000,000     4.59%, 10/21/99                                                                             24,846,354
              20,000,000     4.76%, 12/30/99                                                                             19,693,000
               5,000,000     4.82%, 1/13/00                                                                               4,913,458
               5,000,000     4.84%, 1/20/00                                                                               4,908,546
              10,000,000     5.06%, 1/27/00                                                                               9,799,653
              25,000,000     4.66%, 3/2/00                                                                               24,430,413
                                                                                                                        -----------
TOTAL U.S. TREASURY BILLS (COST $98,540,003)                                                                             98,540,003
                                                                                                                        -----------

REPURCHASE AGREEMENTS  (67.5%):
              61,000,000     First Boston Corp., 5.38%, 9/1/99                                                           61,000,000
                             Repurchase Price $61,009,116, (Collateralized by U.S.
                             Treasury Bond, 11.25%, due 2/15/15; par value $42,435,000;
                             valued at $62,852,232)

              10,722,000     Goldman, Sachs & Co., Inc., 5.32%, 9/1/99                                                   10,722,000
                             Repurchase Price $10,723,584, (Collateralized by U.S.
                             Treasury Bond, 8.125%, due 8/15/21; par value $9,145,000;
                             valued at $10,937,574)

              69,000,000     J.P. Morgan & Co., Inc., 5.40%, 9/1/99                                                      69,000,000
                             Repurchase Price $69,010,350, (Collateralized by U.S.
                             Treasury Notes & Bonds, 6.25%,  6.375%, & 11.125%, due
                             2/15/03, 3/31/01, 8/15/03; par value $766,000, $44,089,000,
                             & $20,266,000; valued at $775,714, $44,691,176 & $23,913,170, respectively)

              64,000,000     Morgan Stanley Group, Inc., 5.40%, 9/1/99                                                   64,000,000
                             Repurchase Price $64,009,600 (Collateralized by U.S.                                       -----------
                             Treasury Notes, 6.50%, due 8/15/05; par value $64,130,000;
                             valued at $65,581,022)

TOTAL REPURCHASE AGREEMENTS (COST $204,722,000)                                                                         204,722,000
                                                                                                                        -----------


TOTAL INVESTMENTS (COST $303,262,003) (b)   -   100%                                                                   $303,262,003
                                                                                                                        ===========

------------

(a)      Rate represents annualized yield to maturity at date of purchase.
(b) Cost and value for federal income tax and financial reporting purposes are the same.



                       See notes to financial statements.

VALIANT GENERAL MONEY MARKET
Schedule of Investments
August 31, 1999


                  PAR            SECURITY                                                                                VALUE
                 VALUE         DESCRIPTION                                                                              (NOTE 1)
                 -----         -----------                                                                              --------
COMMERCIAL PAPER (a)  (87.2%):

Chemicals  (4.9%):
             $10,000,000     Du Pont (E.I.) De Nemours & Co.                                                             $9,973,664
                                5.13%, 9/20/99

               4,183,000     The Lubrizol Corp.                                                                           4,149,745
                                5.42%, 10/25/99
                                                                                                                         14,123,409
                                                                                                                         ----------
Consumer Goods & Services  (5.2%):

              15,015,000     Nike, Inc.                                                                                  14,973,791
                                5.30%, 9/20/99                                                                           ----------

Drugs & Health Care  (12.2%):
              15,000,000     Abbott Laboratories                                                                         14,971,996
                                5.26%, 9/14/99


              10,000,000     Merck & Co., Inc.                                                                            9,770,333
                                5.52%, 2/4/00

              10,492,000     Proctor & Gamble Co.                                                                        10,429,506
                                5.34%, 10/12/99                                                                          ----------
                                                                                                                         35,171,835
                                                                                                                         ----------
Electrical Equipment  (4.0%):
              11,390,000     W.W. Grainger, Inc.                                                                         11,380,167
                                5.27%, 9/7/99                                                                            ----------

Electronics  (3.4%):
              10,000,000     Emerson Electronics Co.                                                                      9,760,028
                                5.53%, 2/11/00                                                                           ----------

Financial Services  (18.2%):
                             Caterpillar Financial Services
              10,820,000      5.28%, 9/20/99                                                                             10,790,419
               7,000,000      5.36%, 10/7/99                                                                              6,963,250
                             Ford Motor Credit Co.
               5,000,000      4.93%, 9/30/99                                                                              4,980,868
               3,000,000      4.86%, 10/12/99                                                                             2,984,078
               9,000,000      5.13%, 10/20/99                                                                             8,939,158
                             General Motors Acceptance Corp.
               6,000,000      4.90%, 9/1/99                                                                               6,000,000
               6,000,000      4.85%, 10/6/99                                                                              5,972,875
               6,000,000      4.85%, 10/18/99                                                                             5,963,575
                                                                                                                         ----------
                                                                                                                         52,594,223
                                                                                                                         ----------
Food Products  (8.6%):
                             Coca Cola Co.
              10,000,000      5.27%, 9/22/99                                                                              9,969,841
               6,000,000      5.50%, 2/2/00                                                                               5,864,480
                             General Mills, Inc.
               5,000,000      5.24%, 9/17/99                                                                              4,988,556
               4,000,000      5.52%, 1/31/00                                                                              3,910,489
                                                                                                                         ----------
                                                                                                                         24,733,366
                                                                                                                         ----------
Industrial Goods & Services  (5.2%):
              15,000,000     PPG Industries, Inc.                                                                        14,965,000
                                5.34%, 9/17/99                                                                           ==========

                       See notes to financial statements.

VALIANT GENERAL MONEY MARKET
Schedule of Investments
August 31, 1999


                  PAR            SECURITY                                                                                VALUE
                 VALUE         DESCRIPTION                                                                              (NOTE 1)
                 -----         -----------                                                                              --------

Insurance  (5.2%):
              $5,000,000     AIG Funding, Inc.                                                                           $4,988,756
                                5.18%, 9/17/99
                             Associates Corp. of North America
               4,000,000      5.40%, 10/27/99                                                                             3,967,209
               6,000,000      4.94%, 12/1/99                                                                              5,927,958
                                                                                                                         ----------
                                                                                                                         14,883,923
                                                                                                                         ----------

Non-Bank Finance  (15.1%):
                             General Electric Capital Corp.
               5,000,000      4.88%, 10/12/99                                                                             4,973,350
               9,000,000      5.45%, 11/8/99                                                                              8,909,731
               4,000,000      4.92%, 11/22/99                                                                             3,956,904
               4,000,000      4.94%, 12/1/99                                                                              3,951,972
                                                                                                                         ----------

                             I.B.M Credit Corp.
               8,000,000      5.30%, 9/21/99                                                                             $7,976,889
               4,000,000      5.41%, 12/15/99                                                                             3,938,867
              10,000,000      5.76%, 2/4/00                                                                               9,760,800
                                                                                                                         ----------
                                                                                                                         43,468,513
                                                                                                                         ----------
Publishing  (3.1%):

                             McGraw-Hill Co., Inc.
               5,000,000      5.26%, 10/21/99                                                                             4,964,445
               4,000,000      5.26%, 10/26/99                                                                             3,968,711
                                                                                                                         ----------
                                                                                                                          8,933,156
                                                                                                                         ----------
Telecommunications  (2.1%):
               6,000,000     Lucent Technologies, Inc.                                                                    5,988,690
                                5.31%, 9/14/99                                                                           ----------

TOTAL COMMERCIAL PAPER (COST $250,976,101)                                                                              250,976,101
                                                                                                                        -----------

U.S. GOVERNMENT AGENCY MORTGAGES  (3.4%):
Federal Home Loan Mortgage Corp.  (3.4%):
               5,000,000     4.70%, 10/8/99                                                                               4,975,847
               5,000,000     5.22%, 3/31/00                                                                               4,846,300
                                                                                                                         ----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGES (COST $9,822,147)                                                                  9,822,147
                                                                                                                         ----------

REPURCHASE AGREEMENTS  (9.4%):
              10,000,000     First Boston Corp., 5.38%, 9/1/99                                                           10,000,000
                             Repurchase Price $10,001,494, (Collateralized by U.S.
                             Treasury Bond, 10.375%, due 11/15/12; par value 8,001,000;
                              valued at $10,277,351)

               7,132,000     J.P. Morgan & Co., Inc., 5.40%, 9/1/99                                                       7,132,000
                             Repurchase Price $7,133,070, (Collateralized by U.S.
                             Treasury Bond, 5.50%, due 5/31/03; par value $7,275,000;
                             valued at $7,275,401)

              10,000,000     Morgan Stanley Group, Inc., 5.40%, 9/1/99                                                   10,000,000
                             Repurchase Price $10,001,500, (Collateralized by U.S.                                       ----------
                             Treasury Bill 0.00%, due 2/3/00; par value $10,450,000;
                             valued at $10,227,655)

TOTAL REPURCHASE AGREEMENTS (COST $27,132,000)                                                                           27,132,000
                                                                                                                         ----------


TOTAL INVESTMENTS (COST $287,930,248) (b)   -   100%                                                                   $287,930,248
                                                                                                                        ===========

                       See notes to financial statements.

VALIANT GENERAL MONEY MARKET
Schedule of Investments
August 31, 1999


                  PAR            SECURITY                                                                                VALUE
                 VALUE         DESCRIPTION                                                                              (NOTE 1)
                 -----         -----------                                                                              --------

------------

(a)      Rate represents annualized yield to maturity at date of purchase.

(b) Cost and value for federal income tax and financial reporting purposes are the same.


                       See notes to financial statements.

VALIANT TAX-EXEMPT MONEY MARKET
Schedule of Investments
August 31, 1999


                 PAR         SECURITY                                                                                     VALUE
                VALUE        DESCRIPTION                                                                                 (NOTE 1)
                -----        -----------                                                                                 --------
MUNICIPAL BONDS AND NOTES  (100.0%):
Alaska  (2.0%):
              $6,000,000     Alaska State Housing Finance Corporation, Series C, 3.30%,                                  $6,000,000
                              6/1/26*, SBPA: UBS                                                                          ---------

California  (1.7%):
               5,000,000     Los Angeles County, TRANS, Series A, 4.00%, 6/30/00                                          5,027,228
                                                                                                                          ---------
Colorado  (4.1%):
               7,750,000     Colorado Health Facilities, Catholic Health Initiative, Series                               7,749,999
                             B, 3.30%, 12/1/25*, SBPA: Toronto Dominion Bank

               1,140,000     Colorado Health Facilities, Catholic Health Initiative, Series                               1,143,480
                             A, 4.25%, 12/1/99

               3,465,000     Denver City & County, Colorado General Obligation, 7.00%,                                    3,475,988
                             10/01/99                                                                                     ---------

                                                                                                                         12,369,467
                                                                                                                         ----------
Connecticut  (2.5%):
               5,500,000     Connecticut State Health & Educational Facilities Authority,                                 5,500,000
                             Yale University, Series T-1, 3.15%, 7/1/29*

               2,000,000     Connecticut State Special Assessment, Unemployment                                           2,000,000
                             Compensation, Series C, 3.38%, 11/15/01, Put 7/1/00                                          ---------

                                                                                                                          7,500,000
                                                                                                                          ---------
Florida  (7.8%):
               8,600,000     Dade County, Florida Power & Light, 2.95%, 6/1/21*                                           8,600,000

               9,600,000     Dade County Water & Sewer Revenue Systems, FGIC Insured, 3.20%,                              9,600,000
                             10/5/22*, SBPA: Commerzbank AG

               1,232,000     Jacksonville Electric Authority, 3.25%, 9/13/99, SBPA: Morgan Guaranty                       1,232,000
               4,000,000     Sunshine State Government Finance Comm. 86, AMBAC Insured, 3.35%,                            4,000,000
                             11/10/99, SBPA: UBS/ Toronto Dominion                                                        ---------

                                                                                                                         23,432,000
                                                                                                                         ----------
Georgia  (4.7%):
               3,000,000     Burke County Georgia, PCR, Oglethorpe Power Corp.,                                           3,000,000
                             Series 93A, FGIC Insured, 3.20%, 1/1/16*,
                             SBPA: Credit Locale de France

               1,200,000     Burke County Georgia, Georgia Power Corp., Series 97, 2.85%, 4/1/32*                         1,200,000

               4,000,000     Burke County Georgia, Ogelthorpe Power Corp., AMBAC Insured,                                 4,000,000
                             3.35%, 11/16/99, SBPA: Rabo bank

               5,000,000     De Kalb Private Hospital Authority, Egleston Children's                                      5,000,000
                             Hospital, Series A, 3.25%, 3/1/24*, LOC: Suntrust

               1,000,000     Fulton County Georgia School District, 5.80%, 5/01/00                                        1,015,531
                                                                                                                          ---------
                                                                                                                         14,215,531
Illinois  (4.5%):                                                                                                        ----------
               2,500,000     Chicago Illinois, GO, Mandatory Put 12/28/99, 2.85%,                                         2,500,000
                             1/31/00**, LOC: Morgan Guaranty Trust

               1,000,000     Chicago Metropolitan Water, 4.15%, 12/1/99                                                   1,003,057
               2,100,000     Illinois Health, 3.30%, 9/10/99, Rush-Presbyterian, LOC: Northern                            2,100,000
                             Trust Co.
               2,300,000     Illinois Health Facilities, 3.30%, 9/10/99, Rush-Presbyterian,                               2,300,000
                             LOC: Northern Trust Co.
               3,600,000     Illinois Health Facilities Authority, St. Lukes Medical Center                               3,600,000
                             Obligations, Series B, MBIA Insured, 3.25%, 11/15/23*,
                             SBPA: Bank One

                       See Notes to Financial Statements

VALIANT TAX-EXEMPT MONEY MARKET
Schedule of Investments
August 31, 1999


                 PAR         SECURITY                                                                                     VALUE
                VALUE        DESCRIPTION                                                                                 (NOTE 1)
                -----        -----------                                                                                 --------
              $2,000,000     Illinois Health Facilities Authority, 3.35%, 8/15/22*,                                      $2,000,000
                             SBPA: FNB Chicago, Northern Trust Co., Bank of America                                       ---------
                                                                                                                         13,503,057
                                                                                                                         ----------
Indiana  (3.4%):
              1,000,000     Hammond Indiana PCR Amoco Oil                                                                1,000,000
                             Co. Project, 2.95%, 2/1/22*,
               3,000,000     Mt. Vernon Indiana, PCR, General Electric 89A, 3.30%,                                        3,000,000
                             9/2/99
               3,000,000     Mt. Vernon Indiana, PCR, General Electric 89A, 3.35%,                                        3,000,000
                             9/3/99
               3,200,000     St. Joseph County Indiana Educational Facilities, University                                 3,200,000
                             of Notre Dame, 3.20%, 3/1/33*, LIQ: Bank of America                                          ---------
                                                                                                                         10,200,000
                                                                                                                         ----------
Kentucky  (1.0%):
               3,000,000     Kentucky Asset Liability, TRANS, 4.25%, 6/28/00                                              3,020,871
                                                                                                                          ---------
Louisiana  (1.3%):
               4,000,000     Louisiana PFA,  Christus Health, AMBAC Insured, 3.35%,                                       4,000,000
                             10/07/99, SBPA: Bank One                                                                     ---------

Massachusetts  (2.8%):
               3,000,000     Massachusetts State Health & Educational Facilities,                                         3,000,000
                             Harvard University, 3.20%, 9/3/99
               5,300,000     Massachusetts, GO, 3.20%, 9/1/16*, SBPA: Toronto Dominion                                    5,300,000
                                                                                                                          ---------
                                                                                                                          8,300,000
                                                                                                                          ---------
Michigan  (5.8%):
               5,000,000     Detroit Michigan Sewer Disposal, MBIA Insured, Series A,                                     5,000,000
                             3.25%, 7/1/23*, SBPA: Morgan Guaranty
               1,000,000     Michigan Municipal Bond Authority, Series 1999, B-1, 4.25%,                                  1,006,147
                             8/25/00
               2,900,000     Michigan State Building Authority, 3.30%, 9/16/99,                                           2,900,000
                             LOC: Canadian Imperial Bank of Commerce
               2,500,000     Michigan State Housing Development  Authority, Series B,                                     2,500,000
                             3.20%, 4/1/19*, LOC: Landesbank Hessen-Thueringen GZ
               6,100,000     Michigan State University, Revenue, Series A2, 3.20%,                                        6,100,000
                             8/15/22*                                                                                     ---------
                                                                                                                         17,506,147
                                                                                                                         ----------
Minnesota  (3.2%):
               1,000,000     Rochester Health Facilities, Mayo Foundation/Mayo Medical                                    1,000,000
                             Center, Series B, 3.25%, 12/09/99
               2,100,000     Rochester Health Facilities, Mayo Clinic, 3.20%, 12/8/99                                     2,100,000
               3,600,000     Rochester Health Facilities, Mayo Foundation/Mayo Clinic,                                    3,600,000
                             Series 92C, 3.45%, 11/17/99
               3,000,000     Rochester Health Facilities, Mayo Foundation, 3.30%, 11/15/99                                3,000,000
                                                                                                                          ---------
                                                                                                                          9,700,000
                                                                                                                          ---------
Mississippi  (1.5%):
               4,500,000     Jackson County Port Facility, Chevron USA Project,                                           4,500,000
                             2.95%, 6/1/23*                                                                               ---------

Nevada  (3.0%):
               4,800,000     Clark County Airport Improvement Authority Revenue, MBIA                                     4,800,000
                             Insured, Series A, 3.20%, 7/1/12*, SBPA: National Westminster,
                             Credit Locale de France and Chase
               4,200,000     Clark County Airport Improvement Authority Revenue, Sub                                      4,200,000
                                                                                                                          ---------
                             Lien Series A, 3.20%, 7/1/25*, LOC: Westdeutsche Landesbank
                                                                                                                          9,000,000
                                                                                                                          ---------

                       See Notes to Financial Statements

VALIANT TAX-EXEMPT MONEY MARKET
Schedule of Investments
August 31, 1999


                 PAR         SECURITY                                                                                     VALUE
                VALUE        DESCRIPTION                                                                                 (NOTE 1)
                -----        -----------                                                                                 --------
New Hampshire  (1.0%):
              $2,900,000     New Hampshire GO, Capital Improvements, Series A, 4.00%,                                    $2,901,852
                              10/1/99                                                                                     ---------

New Mexico  (2.3%):
               3,300,000     Albuquerque New Mexico Airport Revenue, Sub Lien,  AMBAC                                     3,300,000
                             Insured 3.20%, 7/1/14*, SBPA: Bayerische Vereinsbank
               1,000,000     Farmington New Mexico, PCR, Arizona Public Service Co.,                                      1,000,000
                             2.70%, 5/1/24*, LOC: UBS
               2,500,000     New Mexico State TRANS, 4.00%, 6/30/00                                                       2,515,420
                                                                                                                          ---------
                                                                                                                          6,815,420
                                                                                                                          ---------
New York  (6.4%):
               5,000,000     New York City Municipal Water Finance Authority, Series C,                                   5,000,000
                             FGIC Insured, 2.80%, 6/15/23*, SBPA: FGIC SPI
               1,300,000     New York City Municipal Water Finance Authority, FGIC                                        1,300,000
                             Insured, Series G, 2.70%, 6/15/24*, SBPA: FGIC SPI
               4,000,000     New York Power Authority, 3.40%, 12/7/99, SBPA: Bank of Nova Scotia,
                             Credit Locale de France, Morgan Guaranty, Commerzbank                                        4,000,000
               3,650,000     New York State Dorm Authority, 7.25%, 5/15/00, ETM                                           3,813,874
               3,000,000     New York State Thruway Authority, FGIC Insured, 2.95%, 1/1/24*,                              3,000,000
                             SBPA: FGICSPI
               2,000,000     Port Authority NY/NJ, 2.60%, 5/1/19, SBPA: Morgan Guaranty                                   2,000,000
                                                                                                                          ---------

                                                                                                                         19,113,874
                                                                                                                         ----------
North Carolina  (5.9%):
               3,895,000     Charlotte Airport Revenue, MBIA Insured, Series A, 3.20%, 7/1/16*,                           3,895,000
                             SBPA: Commerzbank AG
               4,000,000     Raleigh Durham Airport Authority, American Airlines, 3.00%, 11/1/15*,                        4,000,000
                             LOC: Bank of America
               4,900,000     Raleigh Durham North Carolina Airport Authority, American Airlines,                          4,900,000
                             Series A, 3.00%, 11/1/15*, LOC: Bank of America
               5,000,000     Winston-Salem Water & Sewer System, 3.25%, 6/1/14*,                                          5,000,000
                             SBPA: Wachovia Bank of NC                                                                    ---------
                                                                                                                         17,795,000
                                                                                                                         ----------
Ohio  (1.0%):
               3,000,000     Ohio State University, 3.25%, 10/18/99                                                       3,000,000
                                                                                                                          ---------
Pennsylvania  (1.3%):
               4,000,000     Philadelphia Water & Wastewater Revenue, AMBAC, Series                                       4,000,000
                             B, 3.20%, 8/1/27*, SBPA: Commerzbank AG                                                      ---------

Rhode Island  (1.7%):
               5,000,000     Rhode Island State GO, 3.30%, 6/1/18*, SBPA: Landesbank                                      5,000,000
                             Hessen                                                                                       ---------

South Carolina  (1.6%):
               3,900,000     Piedmont Municipal Power Agency, South Carolina Electric                                     3,900,000
                             Revenue, Series B, MBIA Insured, 3.30%, 1/1/19*, SBPA: Credit Suisse
               1,000,000     South Carolina, GO, 5.50%, 4/01/00                                                           1,013,032
                                                                                                                          ---------
                                                                                                                          4,913,032
                                                                                                                          ---------
Tennessee  (1.7%):
               4,000,000     Memphis Tennessee GO, Series A, 3.35%, 8/1/03*,                                              4,000,000
                             SBPA:Westdeutsche Landesbank
               1,000,000     Shelby County Tennessee, GO, Series B, 5.10%, 3/1/00                                         1,008,964
                                                                                                                          ---------
                                                                                                                          5,008,964
                                                                                                                          ---------
Texas  (14.9%):
               1,993,000     Austin Texas, 3.40%, 9/09/99, LOC: Morgan Guaranty                                           1,993,000

                       See Notes to Financial Statements

VALIANT TAX-EXEMPT MONEY MARKET
Schedule of Investments
August 31, 1999


                 PAR         SECURITY                                                                                     VALUE
                VALUE        DESCRIPTION                                                                                 (NOTE 1)
                -----        -----------                                                                                 --------

              $3,000,000     Dallas Area Rapid Transit, Sales Tax 98B, 3.10%, 9/7/99,                                    $3,000,000
                             LOC: Westdeutsche Landesbank, Bayerisch Landesbank
               1,700,000     Gulf Coast Texas Baytown Chemical, Exxon, 2.95%, 6/1/20*                                     1,700,000
               1,000,000     Harris County Texas, 3.25%, 10/13/99, LOC: Union Bank of                                     1,000,000
                             Switzerland
               1,000,000     Harris County Texas Toll Road, Series G, 3.15%, 8/1/20*,                                     1,000,000
                             LOC: Morgan Guaranty
               2,247,000     Harris County Texas, Seria A, 3.35%, 11/8/99,                                                2,247,000
                             LOC: Union Bank of Switzerland
               5,000,000     Harris County Toll Road, Series H, 3.15%, 8/1/20*,                                           5,000,000
                             SBPA: Morgan Guaranty Trust
               3,500,000     Houston Texas, 3.30%, 12/9/99,                                                               3,500,000
                             LOC: Westdeutche Landesbank/Bayerische Landesbank
               5,940,000     Lower Colorado River Authority Texas Revenue, Refunding                                      5,940,000
                             Junior Lien, MBIA Insured, 3.20%, 1/1/13*,
                             SBPA: Bayerische Vereinsbank
               3,000,000     Port Authur Navigation District, Texaco, 3.00%, 10/1/24*                                     3,000,000
               3,000,000     San Antonio Texas, 3.35%, 10/7/99, LINE: Westdeutche                                         3,000,000

                             Landesbank
               2,500,000     San Antonio Texas Water System, Series 92, 3.10%, 9/7/99                                     2,500,000

                             LINE: Westdeutche Landesbank
               2,900,000     San Antonio Texas Water System, Series 95, 3.40%,                                            2,900,000
                             10/15/99, LINE: Westdeutche Landesbank
               2,000,000     Southwest Higher Education Authority, 3.00%, 7/1/15*,                                        2,000,000
                             LOC: Landesbank Hessen

               1,600,000     Texas Public Finance Authority, 3.20%, 9/17/99,                                              1,600,000
               4,800,000     Texas Tax & Revenue Anticipation Notes, 4.50%, 8/31/00                                       4,838,190
                                                                                                                          ---------
                                                                                                                         45,218,190
                                                                                                                         ----------
Utah  (5.3%):
               2,000,000     Intermountain Power Agency, 3.25%, 9/8/99,                                                   2,000,000
                             LOC: Bank of America
               3,000,000     Intermountain Power Agency Utah, Series 98B-5, 3.15%,                                        3,000,000
                             9/7/99, LOC: Morgan Guaranty
               1,800,000     Intermountain Power Agency, Utah Power Supply, Series E,                                     1,800,000
                             AMBAC Insured, 3.13%, 9/15/99**,
                             SBPA: Landesbank Hessen
               2,000,000     Intermountain Power Authority, Series F, 3.10%, 9/15/99**,                                   2,000,000
               2,000,000     Utah State GO, 3.20%, 7/1/16*, SBPA: Toronto Dominion                                        2,000,000
               5,000,000     Utah Transit Authority Sales Tax Revenue, Trax Project,                                      5,000,000
                             3.25%, 5/1/28*, LOC: Bayerische Landesbank                                                   ---------
                                                                                                                         15,800,000
                                                                                                                         ----------
Vermont  (0.3%):
               1,000,000     Vermont Muni Bond Bank, AMBAC Insured, 5.00%, 12/1/99                                        1,005,144
                                                                                                                          ---------
Washington  (4.3%):
               1,500,000     King County Washington School District No. 414,                                              1,516,722
                             Pre-Refunded 12/1/99, 7.50%, 12/1/03
               4,000,000     Washington State GO, Series 96B, 3.25%, 6/1/20*,                                             4,000,000
                             SBPA: Landesbank Hessen-Thueringen GZ
               1,500,000     Washington State Health Care, Sisters of Providence, Series D,                               1,500,000

                             2.70%, 10/1/05*, LOC: Rabobank
               1,000,000     Washington State Public Power Supply, 5.00%, 7/1/00                                          1,011,156

                       See Notes to Financial Statements

VALIANT TAX-EXEMPT MONEY MARKET
Schedule of Investments
August 31, 1999


                 PAR         SECURITY                                                                                     VALUE
                VALUE        DESCRIPTION                                                                                 (NOTE 1)
                -----        -----------                                                                                 --------
              $2,000,000     Washington State Public Power Supply System, Project No                                     $2,000,000
                             2, 3.20%, 7/1/12*, MBIA Insured, LOC: Credit Suisse
               2,900,000     Washington State Public Power Supply Systems, Nuclear                                        2,900,000
                             Project No. 1, 3.25%, 7/1/17*, LOC: Bank Of America                                          ---------
                                                                                                                         12,927,878
                                                                                                                         ----------
Wisconsin  (3.0%):
               4,900,000     Sheboygan, PCR, Wisconsin Power & Light Company,                                             4,900,000
                             3.25%, 8/1/14*
               3,000,000     Sheboygan, PCR, Wisconsin Electric Power Company,                                            3,000,000
                             3.30%, 9/1/15*
               1,000,000     Wisconsin State, GO, 6.00%, 5/01/00                                                          1,027,595
                                                                                                                          ---------
                                                                                                                          8,927,595
                                                                                                                          ---------

TOTAL INVESTMENTS (COST $300,701,250) (a)   -   100.0%                                                                 $300,701,250
                                                                                                                        ===========

------------

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate demand notes are payable upon not more than one, seven, or thirty days' notice.
         The interest rate shown reflects the rate currently in effect.

** Put bonds and notes have demand features which mature in one year. The interest rate shown reflects the rate currently in effect.

GLOSSARY OF TERMS

AMBAC             =  AMBAC Assurance Corp.
FGIC              =  Financial Guaranty Insurance Corp.
GO                =  General Obligation
LINE              =  Line of credit
LIQ               =  Liquidity Facility
LOC               =  Letter of Credit
MBIA              =  MBIA Insurance Corp.
PCR               =  Pollution Control Revenue
SBPA              =  Standby Purchase Agreement
SPI               =  Securities Purchase, Inc.
TRANS             =  Tax and Revenue Anticipation Notes

                       See Notes to Financial Statements

                                THE VALIANT FUND
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 AUGUST 31, 1999


                                                                        U.S. TREASURY U.S. TREASURY      GENERAL       TAX-EXEMPT
                                                                        MONEY MARKET     INCOME       MONEY MARKET    MONEY MARKET
                                                                          PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                        ------------    ----------  ---------------  ---------------
ASSETS:
      Investments (Note 1):

         Investments, at value (cost $98,540,003; $0; $260,798,248;
               $300,701,250, respectively)                              $ 98,540,003    $   ---      $  260,798,248  $  300,701,250
         Repurchase agreements (Cost $204,722,000; $0;
               $27,132,000; $0, respectively)                            204,722,000        ---          27,132,000          ---
                                                                        -------------   ----------  ---------------- ---------------
              Total investments at value                                 303,262,003        ---         287,930,248     300,701,250
      Cash                                                                       817          976               412         184,421
      Interest receivable                                                     30,651        ---               4,064       1,305,471
      Deferred organization expense (Note 1)                                  ---           ---              ---             ---
                                                                        -------------   ----------  ---------------- ---------------
              Total Assets                                              $303,293,471    $     976    $  287,934,724  $  302,191,142
                                                                        -------------   ----------  ---------------- ---------------

LIABILITIES:
      Dividends payable                                                    1,122,089        ---           1,328,197         762,598
      Payable for investments purchased                                    4,899,142        ---              ---         13,038,190
      Advisory fee payable (Note 2)                                           47,309          362            50,445          47,702
      Distribution fee payable (Note 2)                                      112,718        ---              19,286          ---
                                                                        -------------   ----------  ---------------- ---------------
              Total Liabilities                                            6,181,258          362         1,397,928      13,848,490
                                                                        -------------   ----------  ---------------- ---------------
NET ASSETS                                                              $297,112,213    $     614    $  286,536,796  $  288,342,652
                                                                        =============   ==========  ================ ===============

NET ASSETS CONSIST OF:
      Paid-in capital (Note 4)                                           297,373,986          615       286,803,498     288,463,747
      Undistributed net investment income                                     51,967           84            ---             ---
      Accumulated net realized gain/(loss) on investments sold              (313,740)         (85)         (266,702)       (121,095)
                                                                        -------------   ----------  ---------------- ---------------
              Net Assets                                                $297,112,213    $     614    $  286,536,796  $  288,342,652
                                                                        =============   ==========  ================ ===============

SHARES OF BENEFICIAL INTEREST OUTSTANDING:
               Class A                                                    15,103,045          615       255,065,595     288,463,747
               Class B                                                    64,373,719        ---           1,575,791          ---
               Class D                                                   204,811,036        ---              ---             ---
               Class E                                                    13,086,185        ---          30,162,112          ---

NET ASSET VALUE,
      All Shares - offering and redemption price per
      share (Net Assets/Shares Outstanding)                             $       1.00    $    1.00    $         1.00  $         1.00
                                                                        =============   ==========  ================ ===============

                       See notes to financial statements.

                                THE VALIANT FUND
                            Statements of Operations
                           Year ended August 31, 1999


                                                                U.S. TREASURY      U.S. TREASURY       GENERAL        TAX-EXEMPT
                                                                 MONEY MARKET          INCOME        MONEY MARKET    MONEY MARKET
                                                                  PORTFOLIO          PORTFOLIO*       PORTFOLIO        PORTFOLIO
                                                             -----------------   ----------------  ----------------  ------------
INVESTMENT INCOME:
    Interest (Note 1)                                        $     23,208,317    $       389,146   $    16,640,373   $ 7,965,263
                                                             -----------------   ----------------  ----------------  ------------

EXPENSES:
    Investment advisory fee (Note 2)                                  953,866             19,801           651,335       504,269
    Distribution fee, Class B (Note 2)                                651,725              ---              33,632        ---
    Distribution fee, Class D (Note 2)                                937,748              ---              ---           ---
    Distribution fee, Class E (Note 2)                                 24,184              ---              69,530        ---
    Trustee fees (Note 2)                                               8,811                 31             5,546         3,894
    Amortization of organization costs (Note 1)                         3,538              2,403               267           500
                                                             -----------------   ----------------  ----------------  ------------
        Total expenses before reimbursements and waivers            2,579,872             22,235           760,310       508,663
                                                             -----------------   ----------------  ----------------  ------------
        Expenses borne by Investment Adviser (Note 2)                 (12,349)            (1,866)           (5,813)       (4,394)
                                                             -----------------   ----------------  ----------------  ------------
        Total Net Expenses                                          2,567,523             20,369           754,497       504,269
                                                             -----------------   ----------------  ----------------  ------------


NET INVESTMENT INCOME                                              20,640,794            368,777        15,885,876     7,460,994
                                                             -----------------   ----------------  ----------------  ------------

REALIZED GAIN (LOSS) ON
    INVESTMENTS SOLD (NOTE 1)                                        (256,840)             ---             (17,877)          972
                                                             -----------------   ----------------  ----------------  ------------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                $     20,383,954    $       368,777   $    15,867,999   $ 7,461,966
                                                             =================   ================  ================  ============


--------------------------------------------------------------------------------
* The Portfolio operated from December 14, 1998 to January 22, 1999.

                       See notes to financial statements.

                                THE VALIANT FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                     U.S. TREASURY                         U.S. TREASURY
                                                                 MONEY MARKET PORTFOLIO                   INCOME PORTFOLIO

                                                                      YEAR ENDED                            PERIOD ENDED
                                                         --------------------------------------------------------------------------
                                                              8/31/99               8/31/98        8/31/99*             8/31/98**
                                                         --------------          ------------    ------------         -------------
NET ASSETS AT BEGINNING OF PERIOD                         $ 519,761,453          $424,900,541     $    25,461         $     25,351
                                                         --------------          ------------    ------------         -------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
    Net investment income                                    20,640,794            23,401,246         368,777              868,369
    Net realized gain (loss) on investments sold               (256,840)               (8,157)         ---                     (78)
                                                         --------------          ------------    ------------         -------------
         Net increase in net assets
              resulting from operations                      20,383,954            23,393,089         368,777              868,291
                                                        ---------------         -------------   -------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income
         Class A                                             (1,204,030)           (1,852,870)       (368,700)            (868,369)
         Class B                                            (11,523,371)          (15,114,935)         ---                   ---
         Class D                                             (7,798,165)           (6,433,441)         ---                   ---
         Class E                                               (115,228)               ---             ---                   ---
                                                        ---------------         -------------   -------------         -------------
    Net decrease from distributions                         (20,640,794)          (23,401,246)       (368,700)            (868,369)
                                                        ---------------         -------------   -------------         -------------
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
    CLASS A:
         Net proceeds from sale of shares                    53,480,150           135,312,262     121,187,913          236,425,416
         Issued to shareholders in reinvestment of
           dividends                                                415                 1,471              77                  188
         Cost of shares redeemed                            (69,564,003)         (127,190,021)   (121,212,914)        (236,425,416)
                                                        ---------------         -------------   -------------         -------------
             Net Class A share transactions                 (16,083,438)            8,123,712         (24,924)                 188
    CLASS B:
         Net proceeds from sale of shares                 1,018,981,987           614,132,418          ---                   ---
         Cost of shares redeemed                         (1,281,291,723)         (587,885,626)         ---                   ---
                                                        ---------------         -------------   -------------         -------------
             Net Class B share transactions                (262,309,736)           26,246,792          ---                   ---
    CLASS D:
         Net proceeds from sale of shares                 1,106,797,543           465,646,407          ---                   ---
         Cost of shares redeemed                         (1,063,882,954)         (405,147,842)         ---                   ---
                                                        ---------------         -------------   -------------         -------------
             Net Class D share transactions                  42,914,589            60,498,565          ---                   ---
    CLASS E:
         Net proceeds from sale of shares                    19,605,953                ---             ---                   ---
         Issued to shareholders in reinvestment of
           dividends                                                 12                ---             ---                   ---
         Cost of shares redeemed                             (6,519,780)               ---             ---                   ---
                                                        ---------------         -------------   -------------         -------------
             Net Class E share transactions                  13,086,185                ---             ---                   ---
             Net increase from share transactions          (222,392,400)           94,869,069         (24,924)                 188
                                                        ---------------         -------------   -------------         -------------
                 Net increase in net assets                (222,649,240)           94,860,912         (24,847)                 110
                                                        ---------------         -------------   -------------         -------------
NET ASSETS AT END OF PERIOD                             $   297,112,213         $ 519,761,453   $         614         $     25,461
                                                        ===============         =============   =============         =============

-------------------------------------------------------------------------------
* The Portfolio operated from December 14, 1998 to January 22, 1999.
** The Portfolio operated from December 17, 1997 to February 11, 1998.

                       See notes to financial statements.

                                THE VALIANT FUND
                STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)

                                                                      GENERAL MONEY                         TAX-EXEMPT MONEY
                                                                     Market Portfolio                       Market Portfolio

                                                                        YEAR ENDED                             YEAR ENDED
                                                           ------------------------------------------------------------------------
                                                                8/31/99          8/31/98            8/31/99            8/31/98
                                                           --------------   ----------------  ------------------  ----------------
NET ASSETS at beginning of period                         $  290,581,763    $   577,870,345     $   268,657,334     $ 282,368,080
                                                          ---------------   ----------------  ------------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
    Net investment income                                     15,885,876         24,103,402           7,460,994         8,611,037
    Net realized gain (loss) on investments sold                 (17,877)            10,362                 972             1,596
                                                           --------------   ----------------  ------------------  ----------------
         Net increase in net assets
              resulting from operations                       15,867,999         24,113,764           7,461,966         8,612,633
                                                           --------------   ----------------  ------------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income
         Class A                                             (14,903,734)       (23,272,185)         (7,460,994)       (8,611,037)
         Class B                                                (634,426)          (831,217)            ---                ---
         Class E                                                (347,716)             ---               ---                ---
                                                           --------------   ----------------  ------------------  ----------------
    Net decrease from distributions                          (15,885,876)       (24,103,402)         (7,460,994)       (8,611,037)
                                                           --------------   ----------------  ------------------  ----------------


SHARE TRANSACTIONS (AT $1.00 PER SHARE):
    CLASS A:
         Net proceeds from sale of shares                  3,044,081,955      3,065,147,438       1,122,783,416       643,017,161
         Issued to shareholders in reinvestment of
           dividends                                           2,607,904          5,620,281                 161             1,271
         Cost of shares redeemed                           3,064,845,668)    (3,366,515,045)     (1,103,099,231)     (656,730,774)
                                                           --------------   ----------------  ------------------------------------
             Net Class A share transactions                  (18,155,809)      (295,747,326)         19,684,346       (13,712,342)

    CLASS B:
         Net proceeds from sale of shares                     37,761,032         44,499,456             ---                ---
         Cost of shares redeemed                             (53,794,425)       (36,051,074)            ---                ---
                                                           --------------   ----------------  ------------------------------------
             Net Class B share transactions                  (16,033,393)         8,448,382             ---                ---

    CLASS E:
         Net proceeds from sale of shares                     37,384,570              ---               ---                ---
         Issued to shareholders in reinvestment of
           dividends                                                  10              ---               ---                ---
         Cost of shares redeemed                              (7,222,468)             ---               ---                ---
                                                           --------------   ----------------  ------------------------------------
             Net Class E share transactions                   30,162,112              ---               ---                ---

                Net increase from share transactions          (4,027,090)      (287,298,944)         19,684,346       (13,712,342)
                                                           --------------   ----------------  ------------------  ----------------
                    Net increase in net assets                (4,044,967)      (287,288,582)         19,685,318       (13,710,746)
                                                           --------------   ----------------  ------------------  ----------------

NET ASSETS AT END OF PERIOD                               $  286,536,796    $   290,581,763     $   288,342,652     $ 268,657,334
                                                           ==============   ================  ==================  ================

                       See notes to financial statements.

                                THE VALIANT FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1999

The Valiant Fund (The "Trust") was organized as a Massachusetts business trust on January 29, 1993 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open end management investment company. The Trust offers four managed investment portfolios. The accompanying financial statements and financial highlights are those of the U.S. Treasury Money Market, the U.S. Treasury Income, the General Money Market and the Tax-Exempt Money Market Portfolios (individually, a "Portfolio", collectively, the "Portfolios). The Trust is authorized to offer five classes of shares: Class A, Class B, Class C, Class D and Class E. U.S. Treasury Money Market Class A, B, D and E, U.S. Treasury Income Class A, General Money Market Class A, B and E and Tax-Exempt Money Market Class A are currently active.

1.       SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the amounts of assets and liabilities reported at the date of the financial statements and the amounts of income and expenses reported during the reported period. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS: Securities in the Portfolios are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Interest income consists of discount earned (including both original issue and market discount), less amortization of any market premium.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Portfolios to declare dividends daily from net investment income and to pay such dividends monthly. Net realized capital gains, if any, are distributed at least annually.

Income distributions and capital gains distributions, if any, are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax differences relating to shareholder distributions will result in reclassifications in the Portfolio's capital accounts.

As of August 31, 1999, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments to paid-in-capital:

                                          Undistributed          Accumulated net realized
         Portfolio                   Net Investment Income   gain/(loss) on investments sold
         -----------------------------------------------------------------------------------
         US Treasury Money Market           $48,743                    $(48,743)

FEDERAL TAXES: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. Each Portfolio intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, a Portfolio will not be subject to Federal income taxes to the extent that it distributes all of its taxable or tax-exempt income, if any, for its tax period ending August 31. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Portfolios will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required. As of August 31, 1999, the following funds had

                                THE VALIANT FUND
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                 AUGUST 31, 1999

1.       SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FEDERAL TAXES  - CONTINUED:

the following capital loss carryforwards which will expire in the years indicated:

       Portfolio                          Amount                  Year
       ---------------------------------------------------------------
       U.S. Treasury Income                    $7                 2005
                                               78                 2007

       General Money Market               $13,154                 2003
                                           30,898                 2004
                                          173,216                 2005

       Tax-Exempt Money Market            $49,749                 2003
                                           54,799                 2004
                                            1,943                 2005
                                           12,059                 2006

Capital losses incurred after October 31, within the fund's fiscal year, may be deferred and treated as incurred the first day of the following year. As of August 31, 1999, the following Portfolios elect to defer their Post October 31 loss:

         Portfolio                                               Loss
         -----------------------------------------------------------------------
         U.S. Treasury Money Market                            $313,741
         General Money Market                                    49,434
         Tax-Exempt Money Market                                  2,545


TAX-EXEMPT INCOME DISTRIBUTIONS:

During the fiscal year August 31, 1999, the following Portfolio declared tax-exempt income distributions in the following amounts:

         Portfolio                                   Tax-Exempt Income Distributions
         ---------------------------------------------------------------------------
          Tax-Exempt Money Market                              $7,421,487

REPURCHASE AGREEMENTS: Each Portfolio, except the U.S. Treasury Income Portfolio, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Portfolio's holding period. This agreement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. It is the Portfolio's policy to maintain collateral that is at least equal, at all times, to the total amount of the repurchase obligations including interest. In the event of a counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the market value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's sub-adviser, David L. Babson & Co. Inc., acting under the supervision of the Trust's Board of Trustees,

                                THE VALIANT FUND
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                 AUGUST 31, 1999

1.       SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

REPURCHASE AGREEMENTS - CONTINUED:
reviews the value of collateral and the creditworthiness of those banks and dealers within which the Portfolio enters into repurchase agreements to evaluation potential risks.

EXPENSE AND ALLOCATION: Expenses directly attributable to a Portfolio are charged to the Portfolio, while expenses, which are attributed to more than one Portfolio of the Trust, are allocated among the respective Portfolios based on relative net assets. Each share class bears its pro-rata portion of expenses attributable to its series, except that each class separately bears its own distribution fees.

Income, Portfolio level expenses, and realized and unrealized gains and losses are allocated to each class of shares on a daily basis based on each class' portion of net assets.

ORGANIZATION COSTS: The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities laws. All such costs are being amortized using the straight line method over a period of five years from commencement of each Portfolio's operations.

2.       INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND OTHER FEES

Integrity Management & Research, Inc. (the "Investment Adviser" or the "Manager"), a wholly-owned subsidiary of Integrity Investments, Inc., serves as the Investment Adviser to the Trust. Integrity Investments, Inc. (the "Distributor") acts as exclusive distributor of the Trust's shares.

The Trust pays the Investment Adviser a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Trust. Under its Management Agreement with the Trust, the Manager performs certain administrative and management services for the Trust and pays the compensation, if any, of officers and Trustees who are affiliated with the Manager or the Sub-Adviser and pays all the Portfolio expenses with the following exceptions: the fees and expenses of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust; interest on borrowings; taxes; expenses incurred by Class B, Class C, Class D and Class E shares pursuant to the Distribution and Shareholder Servicing Plans; and such extraordinary non-recurring expenses as may arise.

From time to time the Investment Adviser may voluntarily waive all or a portion of the fees payable to it by a Portfolio. As such, the Investment Adviser has agreed to reimburse the Portfolios for expenses exceeding 0.20% of average daily net assets for Class A shares, 0.45% of the average daily net assets for Class B shares, 0.60% of average daily net assets for Class C shares, 0.70% of average daily net assets for Class D shares and 1.00% of average daily net assets for Class E shares.

For the period ended August 31, 1999, Investment Adviser reimbursed the Portfolios as follows:

         Portfolio                                          Reimbursement
         ----------------------------------------------------------------
         U.S. Treasury Money Market                             $12,349
         U.S. Treasury Income                                     1,866
         General Money Market                                     5,813
         Tax-Exempt Money Market                                  4,394


                                THE VALIANT FUND
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                 AUGUST 31, 1999

2. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND OTHER FEES - CONTINUED:

The investment Adviser has entered into an investment sub-advisory agreement with David L. Babson & Co., Inc. ("Babson") pursuant to which the Investment Adviser pays fees to Babson, computed daily and paid monthly, at the annual rate of 0.10% of the first $500 million of the average daily net assets of each Portfolio and 0.05% of average daily net assets in excess thereof. Fees related to these services are borne directly by the Investment Adviser.

The Trust has adopted a distribution plan for the Class A and Class B shares, a distribution plan for Class C shares, a distribution plan for the Class D shares and a distribution plan for the Class E shares (together, the "Plans") pursuant to Rule 12b-1 of the 1940 Act. The Plans provide for payments to the Distributor of up to 0.35% of the average net assets of the Class B shares, up to 0.50% of the average net assets of the Class C shares, up to 0.50% of the average net assets of the Class D shares and up to 0.80% of the average net assets of the Class E shares. Payments under the Plans have been authorized at the rate of 0.25% of each Portfolio's average daily net assets for the Class B shares, 0.40% of each Portfolio's average daily net assets for the Class C shares, 0.50% of each Portfolio's average daily net assets for the Class D shares and 0.80% of each Portfolio's average daily net assets for the Class E shares, for the year ended August 31, 1999. No payments have been authorized for the Class A shares.

Certain directors and officers of the Investment Adviser are also Trustees of the Trust. Trustees who are not "interested persons" of the Trust receive an annual $1,000 retainer and $1,000 per Trustee meeting attended and are entitled to be reimbursed for out-of-pocket expenses incurred in attending such meetings.

2. SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of no par value shares of beneficial interest in the Portfolios. Shareholders are entitled to one vote for each dollar (or Proportional factional vote for each fraction of a dollar) of net asset value per share owned. Each Portfolio votes separately with respect to issues affecting only that Portfolio. Shareholders of a particular class have the exclusive right to vote on matters pertaining only to that class. Pursuant to the Declaration of Trust, the Trustees have the authority to create additional Portfolios and to issue additional classes of shares for each Portfolio of the Trust. At August 31, 1999 Integrity Investments, Inc. owned 100% of the outstanding shares of the U.S. Treasury Income Portfolio and David L. Babson & Co., Inc., an affiliate of the Adviser, owned 7.51% of the outstanding shares of the General Money Market Portfolio. Certain institutional shareholders were record owners of more than 10% of the total outstanding shares of the following Portfolios:


                             NUMBER OF                 PERCENTAGE OF
NAME OF PORTFOLIO            SHAREHOLDERS              SHARES OWNED
--------------------------------------------------------------------------------
U.S. Treasury Money Market        6                        99.26%
General Money Market              3                        85.23%
Tax-Exempt Money Market           1                        98.68%

                                THE VALIANT FUND
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD



                                                                                U.S. TREASURY MONEY
                                                                            MARKET PORTFOLIO - CLASS A


                                                                                     YEAR ENDED
                                                   ------------------------------------------------------------------------------
                                                     8/31/99         8/31/98          8/31/97          8/31/96           8/31/95
                                                   ----------        ---------       ----------       ----------       ----------
Net Asset Value, Beginning of period               $   1.000         $  1.000        $   1.000        $   1.000        $   1.000
                                                   ----------        ---------       ----------       ----------       ----------
Income from Investment Operations:
      Net investment income                            0.047            0.053            0.052            0.053            0.054
                                                   ----------        ---------       ----------       ----------       ----------
Less Distributions:
      Dividends from net investment income            (0.047)          (0.053)          (0.052)          (0.053)          (0.054)
                                                   ----------        ---------       ----------       ----------       ----------
Net Asset Value, End period                        $   1.000         $  1.000        $   1.000        $   1.000        $   1.000
                                                   ==========        =========       ==========       ==========       ==========

Total Return (b)                                       4.77%            5.43%            5.30%            5.45%            5.60%

Ratios/Supplemental Data:
Net assets, End of period (000's)                  $  15,088         $ 31,185        $  23,063        $  85,260        $  30,183
Ratios to average net assets:
      Net investment income                            4.69%            5.27%            5.12%            5.21%            5.79%
      Operating expenses                               0.20%            0.20%            0.20%            0.20%            0.20%
      Operating expenses before
          reimbursements/waivers                       0.20%            0.20%            0.20%            0.20%            0.21%





                                                                                U.S. TREASURY MONEY
                                                                            MARKET PORTFOLIO - CLASS B


                                                                                     YEAR ENDED
                                                   ------------------------------------------------------------------------------
                                                     8/31/99         8/31/98          8/31/97          8/31/96           8/31/95
                                                   ----------        ----------       ----------       ----------       ---------
Net Asset Value, Beginning of period               $   1.000         $   1.000        $   1.000        $   1.000        $  1.000
                                                   ----------        ----------       ----------       ----------       ---------
Income from Investment Operations:
      Net investment income                            0.044             0.051            0.049            0.050           0.052
                                                   ----------        ----------       ----------       ----------       ---------
Less Distributions:
      Dividends from net investment income            (0.044)           (0.051)          (0.049)          (0.050)         (0.052)
                                                   ----------        ----------       ----------       ----------       ---------
Net Asset Value, End of period                     $   1.000         $   1.000        $   1.000        $   1.000        $  1.000
                                                   ==========        ==========       ==========       ==========       =========

Total Return (b)                                       4.51%             5.17%            5.04%            5.18%           5.34%

Ratios/Supplemental Data:
Net assets, End of period (000's)                  $  64,226         $ 326,675        $ 300,437        $ 126,327        $ 76,114
Ratios to average net assets:
      Net investment income                            4.42%             5.05%            4.93%            5.01%           5.41%
      Operating expenses                               0.45%             0.45%            0.45%            0.45%           0.45%
      Operating expenses before
          reimbursements/waivers                       0.45%             0.45%            0.45%            0.45%           0.46%


-----------------------------------------------------------------------------------------------------------------------------------

(b) Had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.



                       See Notes to Financial Statements.

                                THE VALIANT FUND
                       FINANCIAL HIGHLIGHTS - (CONTINUED)
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD


                                                                       U.S. TREASURY MONEY
                                                                    MARKET PORTFOLIO - CLASS D


                                                                     YEAR ENDED                             PERIOD ENDED
                                                            -----------------------------------------------------------
                                                              8/31/99           8/31/98       8/31/97       8/31/96 (1)
                                                            ------------     ----------      ----------     -----------

Net Asset Value, Beginning of period                         $    1.000       $  1.000        $  1.000       $   1.000
                                                            ------------     ----------      ----------     -----------
Income from Investment Operations:
     Net investment income                                        0.042          0.048           0.047           0.015
                                                            ------------     ----------      ----------     -----------
Less Distributions:
     Dividends from net investment income                        (0.042)        (0.048)         (0.047)         (0.015)
                                                            ------------     ----------      ----------     -----------
Net Asset Value, End of period                               $    1.000       $  1.000        $  1.000       $   1.000
                                                            ============     ==========      ==========     ===========

Total Return (b)                                                  4.25%          4.91%           4.78%           1.55% (a)

Ratios/Supplemental Data:
Net assets, End of period (000's)                            $  204,713       $161,901        $101,401       $  35,549
Ratios to average net assets:
     Net investment income                                        4.16%          4.79%           4.69%           4.68% (c)
     Operating expenses                                           0.70%          0.70%           0.70%           0.70% (c)
     Operating expenses before
         reimbursements/waivers                                   0.70%          0.70%           0.70%           0.70% (c)


                                     U.S. TREASURY MONEY
                                 MARKET PORTFOLIO - CLASS E


                                                                  PERIOD ENDED
                                                                  8/31/99 (2)
                                                                -----------------


Net Asset Value, Beginning of period                            $          1.000
                                                                -----------------
Income from Investment Operations:
     Net investment income                                                 0.015
Less Distributions:
     Dividends from net investment income                                 (0.015)
                                                                -----------------
Net Asset Value, End of period                                  $           1.00
                                                                =================

Total Return (b)                                                           1.54% (a)

Ratios/Supplemental Data:
Net assets, End of period (000's)                               $         13,086
Ratios to average net assets:
     Net investment income                                                 3.81% (c)
     Operating expenses                                                    0.99% (c)
     Operating expenses before
         reimbursements/waivers                                            0.99% (c)

     --------------------------------------------------------------------------
     (1) The Portfolio commenced Class D shares operations on May 1, 1996.
     (2) The Portfolio commenced Class E shares operations on April 6, 1999.
     (a) Total returns for periods less than one year are not annualized.
     (b) Had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
     (c) Annualized.


                       See Notes to Financial Statements.

                                THE VALIANT FUND
                       FINANCIAL HIGHLIGHTS - (CONTINUED)
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD


                                                                                     U.S. TREASURY
                                                                               INCOME PORTFOLIO - CLASS A


                                                                                      PERIOD ENDED
                                                           -------------------------------------------------------------------
                                                           8/31/99 (1)   8/31/98 (2)   8/31/97 (3)   8/31/96 (4)   8/31/95 (5)
                                                           -=--------    -----------   -----------   -----------   -----------

Net Asset Value, Beginning of period                        $ 1.000       $  1.000      $  1.000     $ 1.000        $  1.000
                                                            --------      ---------     ---------    --------       ---------
Income from Investment Operations:
     Net investment income                                    0.004          0.007         0.005       0.004           0.004
                                                                          ---------     ---------    --------       ---------

Less Distributions:
     Dividends from net investment income                    (0.004)        (0.007)       (0.005)     (0.004)         (0.004)
                                                            --------      ---------     ---------    --------       ---------

Net Asset Value, End of period                              $  1.00       $  1.000      $  1.000     $ 1.000        $  1.000
                                                            ========      =========     =========    ========       =========
Total Return (b)                                              0.40%          0.74%         0.54%       0.35%           0.39%

Ratios/Supplemental Data:
Net assets, End of period (000's)                           $     1       $     25      $     25     $    25        $     25
Ratios to average net assets:
     Net investment income                                    3.69%          4.83%         4.24%       4.15%           4.47%
     Operating expenses                                       0.20%          0.20%         0.20%       0.20%           0.20%
     Operating expenses before
         reimbursements/waivers                               0.22%          0.23%         0.23%       0.35%           0.29%


     ---------------------------------------------------------------------------
     (1) The Portfolio operated from December 14, 1998 to January 22, 1999.
     (2) The Portfolio operated from December 17, 1997 to February 11, 1998.
     (3) The Portfolio operated from December 13, 1996 to January 30, 1997.
     (4) The Portfolio operated from December 11, 1995 to January 10, 1996.
     (5) The Portfolio operated from December 12, 1994 to January 11, 1995.
     (a) Total returns for periods less than one year are not annualized.
     (b) Had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
     (c) Annualized.

                       See Notes to Financial Statements.

                                THE VALIANT FUND
                       FINANCIAL HIGHLIGHTS - (CONTINUED)
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD


                                                                        GENERAL MONEY
                                                                MARKET PORTFOLIO - CLASS A

                                                                         YEAR ENDED
                                           -------------------------------------------------------------------------
                                            8/31/99         8/31/98         8/31/97         8/31/96        8/31/95
                                           ---------       ---------      ----------       ---------      ----------
Net Asset Value, Beginning of period       $   1.000       $   1.000      $    1.000       $   1.000      $    1.000
                                           ---------       ---------      ----------       ---------      ----------
Income from Investment Operations:
    Net investment income                      0.049           0.054           0.053           0.053           0.056
                                           ---------       ---------      ----------       ---------      ----------
Less Distributions:
    Dividends from net investment income      (0.049)         (0.054)         (0.053)         (0.053)         (0.056)
                                           ---------       ---------      ----------       ---------      ----------
Net Asset Value, End of period             $   1.000       $   1.000      $    1.000       $   1.000      $    1.000
                                           =========       =========      ==========       =========      ==========
Total Return (b)                               5.00%           5.54%           5.40%           5.52%           5.81%
Ratios/Supplemental Data:
Net assets, End of period (000's)          $ 254,808       $ 272,980      $  568,715       $ 334,069      $  375,965
Ratios to average net assets:
    Net investment income                      4.91%           5.40%           5.33%           5.36%           5.70%
    Operating expenses                         0.20%           0.20%           0.20%           0.20%           0.20%
    Operating expenses before
        reimbursements/waivers                 0.20%           0.20%           0.20%           0.20%           0.20%


                                                                        GENERAL MONEY
                                                                  MARKET PORTFOLIO - CLASS B

                                                                         YEAR ENDED
                                           -----------------------------------------------------------------------
                                            8/31/99         8/31/98        8/31/97          8/31/96       8/31/95
                                           ---------       ---------      ---------       ---------      ---------

Net Asset Value, Beginning of period       $   1.000       $   1.000      $   1.000       $   1.000      $   1.000
                                           ---------       ---------      ---------       ---------      ---------
Income from Investment Operations:
    Net investment income                      0.046           0.052          0.050           0.051          0.053
                                           ---------       ---------      ---------       ---------      ---------
Less Distributions:
    Dividends from net investment income      (0.046)         (0.052)        (0.050)         (0.051)        (0.053)
                                           ---------       ---------      ---------       ---------      ---------
Net Asset Value, End of period             $   1.000       $   1.000      $   1.000       $   1.000      $   1.000
                                           =========       =========      =========       =========      =========
Total Return (b)                               4.74%           5.28%          5.14%           5.26%          5.54%
Ratios/Supplemental Data:
Net assets, End of period (000's)          $   1,569       $  17,602      $   9,155       $   8,734      $   9,461
Ratios to average net assets:
    Net investment income                      4.72%           5.16%          5.02%           5.11%          5.33%
    Operating expenses                         0.45%           0.45%          0.45%           0.45%          0.45%
    Operating expenses before
        reimbursements/waivers                 0.45%           0.45%          0.45%           0.45%          0.45%

--------------------------------------------------------------------------------
    (b) Had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.



                       See Notes to Financial Statements.

                                THE VALIANT FUND
                       FINANCIAL HIGHLIGHTS - (Continued)
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD


                          GENERAL MONEY
                   MARKET PORTFOLIO - CLASS E

                                                                   PERIOD ENDED
                                                                    8/31/99 (1)
                                                                -----------------
Net Asset Value, Beginning of period                            $           1.000
                                                                -----------------
Income from Investment Operations:
     Net investment income                                                  0.013
                                                                -----------------
Less Distributions:
     Dividends from net investment income                                  (0.013)
                                                                -----------------
Net Asset Value, End of period                                  $           1.000
                                                                =================
Total Return (b)                                                            1.31% (a)

Ratios/Supplemental Data:
Net assets, End of period (000's)                               $          30,159
Ratios to average net assets:
     Net investment income                                                  4.00% (c)
     Operating expenses                                                     0.99% (c)
     Operating expenses before
         reimbursements/waivers                                             1.00% (c)


                                                                           TAX-EXEMPT MONEY
                                                                      MARKET PORTFOLIO - CLASS A

                                                                              YEAR ENDED
                                               ------------------------------------------------------------------------
                                                8/31/99          8/31/98        8/31/97         8/31/96        8/31/95
                                               ---------       ----------      ---------       ---------      ---------

Net Asset Value, Beginning of period           $   1.000       $    1.000      $   1.000       $   1.000      $   1.000
                                               ---------       ----------      ---------       ---------      ---------
Income from Investment Operations:
     Net investment income                         0.030            0.034          0.034           0.034          0.035
                                               ---------       ----------      ---------       ---------      ---------
Less Distributions:
     Dividends from net investment income         (0.030)          (0.034)        (0.034)         (0.034)        (0.035)
                                               ---------       ----------      ---------       ---------      ---------
Net Asset Value, End of period                 $   1.000       $    1.000      $   1.000       $   1.000      $   1.000
                                               =========       ==========      =========       =========      =========
Total Return (b)                                   3.01%            3.41%          3.42%           3.43%          3.67%
Ratios/Supplemental Data:
Net assets, End of period (000's)              $ 288,343       $  268,657      $ 282,368       $ 279,867      $ 283,654
Ratios to average net assets:
     Net investment income                         2.96% (c)        3.35%          3.38%           3.34%          3.50%
     Operating expenses                            0.20% (c)        0.20%          0.20%           0.20%          0.20%
     Operating expenses before
         reimbursements/waivers                    0.20% (c)        0.20%          0.20%           0.20%          0.20%

--------------------------------------------------------------------------------
     (1) The Portfolio commenced Class E shares operations on May 5 1999.
     (a) Total returns for periods less than one year are not annualized.
     (b) Had the Investment Adviser and Trustees not reimbursed and waived certain expenses, respectively, total returns would have been lower.
     (c) Annualized.

                       See Notes to Financial Statements.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees
of The Valiant Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Treasury Money Market Portfolio, U.S. Treasure Income Portfolio, General Money Market Portfolio and Tax-Exempt Money Market Portfolio (separate portfolios constituting The Valiant Fund, hereafter referred to as the "Funds") at August 31, 1999, the results of each of their operations for the period then ended, the changes in each of their net assets for the periods presented, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Columbus, Ohio
October 20, 1999